PaineWebber S&P 500 Index Fund                                     Annual Report

Performance at a Glance
================================================================================
Comparison of the change of a $10,000 investment in PaineWebber S&P 500 Index Fund (Y) and the S&P 500 Index, for the period from commencement on 12/31/97 through 5/31/99

                                  [GRAPH]

The graph depicts the performance of PaineWebber S&P 500 Index Fund (Y) versus the S&P 500 Index. It is important to note PaineWebber S&P 500 Index Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Past performance is no guarantee of future performance.
The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes. Class Y shares are offered to a limited group of eligible investors and do not bear sales charges or ongoing 12b-1 fees.

Average Annual Total Returns, Periods Ended 5/31/99

                                           1 Year      Life
                                           ------     ------
Before Deducting           Class A*          --       32.23%
Maximum Sales Charge       Class C+          --       31.77%
                           Class Y++       20.30%     24.17%


After Deducting            Class A*          --       28.92%
Maximum Sales Charge       Class C+          --       30.77%
                           Class Y++       20.30%     24.17%

----------
o Life: since commencement of issuance on December 31, 1997 for Class Y shares, October 2, 1998 for Class A and October 7, 1998 for Class C shares. Class A and Class C returns represent cumulative total returns since these share classes have not been in existence for a full year.

* Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan (formerly known as PaineWebber Savings Investment Plan). Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Annual Report

                                                                   July 15, 1999

Dear Shareholder,

We are pleased to present you with the annual report for the PaineWebber S&P 500 Index Fund (the "Fund"), for the fiscal year ended May 31, 1999.

PaineWebber
S&P 500 Index Fund
FUND PROFILE

[arrow up]
Goal:
Replicate the total return of the S&P 500 Index before fees and expenses

[arrow up]
Portfolio Manager:
T. Kirkham Barneby, Mitchell Hutchins Asset Management Inc.

[arrow up]
Total Net Assets:
$49.2 million as of May 31, 1999

[arrow up]
Dividend Payments:
Annually

Market Review
================================================================================
Russia's currency crisis in August 1998 brought the stock market down sharply as investors around the world fled stocks and sought the safety of U.S.
Treasury securities. Only a narrow slice of the stock market retained favor with investors--the largest of the large-capitalization companies, which were perceived as strong enough financially to weather the crisis. Almost all other stocks suffered declines: mid caps, small caps and value stocks all trailed the large-cap growth stocks. Prices began to recover in the second half of the fiscal year, but endured considerable volatility along the way. For the fiscal year ended May 31, 1999, the S&P 500 Index gained 21.03%.

The dominance of growth stocks that characterized 1998 reversed dramatically beginning in April 1999. Value stock prices climbed steeply and growth stocks fell sharply between mid-April and mid-May. Much of the resurgence in value stocks, however, occurred among basic-industry, commodity-driven companies such as aluminum, steel and copper producers. Earnings increases at such companies depend on sustained inflation, which we do not foresee except for oil prices. Nonetheless, investors seem interested in venturing beyond the "nifty 20" stocks that have driven the market for the past 18 months. We look for the recovery of value stocks to broaden into sectors with more sustainable earnings as the second half of the year unfolds.

Outlook

Our 1999 expectations call for economic growth (real gross domestic product) of about 3.5%, inflation in the 2.0-2.5% range and corporate earnings growth of 7-9%. Our outlook is more cautious over the near term, however. While a correction may occur at any time, we believe the general trend of equity prices will be positive--continual economic growth is likely to produce positive profit growth, albeit at a slower pace.

Portfolio Review
================================================================================
Performance

The Fund's total return consists of the change in net asset value with dividends reinvested. For the fiscal year ended May 31, 1999, Class Y shares gained 20.30%. Class A shares commenced issuance on October 2, 1998; from commencement through May 31, 1999, Class A shares gained 32.23%. Class C shares commenced issuance on October 7, 1998; from commencement through May 31, 1999, Class C shares gained 31.77%.

PaineWebber S&P 500 Index Fund                                     Annual Report


The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 28.92% and Class C shares gained 30.77%. Class Y shares are not subject to sales charges.

Portfolio Highlights

The Fund's objective is to replicate the total return of the Index before fees and expenses. To achieve this objective the Fund invests substantially all of its assets in common stocks issued by companies in the Index and in related instruments that simulate investment in the Index.


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber S&P 500 Index Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander                      /s/ Brian M. Storms
-------------------                      -------------------
MARGO ALEXANDER                          BRIAN M. STORMS
Chairman and Chief Executive Officer     President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.


/s/ T. Kirkham Barneby
----------------------
T. Kirkham Barneby
Managing Director and
Chief Investment Officer--
Quantitative Investments
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, PaineWebber
S&P 500 Index Fund

     This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended May 31, 1999, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

 * Weightings represent percentages of long term portfolio assets as of May 31, 1999, unless noted otherwise. All weightings are subject to change. These weightings are aligned to those of the S&P 500 Index.

(1) Mutual Funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


PaineWebber
S&P 500
Index Fund

Top Ten Holdings*

Microsoft Corp.                    3.8%
General Electric Co.               3.1%
International Business Machines    2.0%
Exxon Corp.                        1.8%
Wal Mart Stores Inc.               1.8%
Intel Corp.                        1.7%
AT&T Corp.                         1.6%
Cisco Systems Inc.                 1.6%
Coca Cola Co.                      1.6%
Merck & Co.                        1.5%


PaineWebber
S&P 500
Index Fund

Top Five Sectors*

Technology                        21.1%
Financial Services                18.0%
Consumer Cyclical                 13.6%
Healthcare                        11.1%
Utilities                         10.8%

PaineWebber S&P 500 Index Fund


Performance Results (unaudited)

                                            Net Asset Value              Total Return(1)
                                       -----------------------           For the Period
                                       05/31/99       11/30/98           Ended 05/31/99
                                       --------       --------           --------------
Class A Shares*                         $16.72         $15.12                 32.23%
Class C Shares*                          16.64          15.10                 31.77


Performance Summary Class A Shares

                                  Net Asset Value
                             -----------------------        Capital Gains                            Total
Period Covered               Beginning        Ending         Distributed     Dividends Paid         Return(1)
--------------               ---------        ------        --------------   --------------         ---------
10/02/98-12/31/98             $12.83          $15.75               $0.1000      $0.1186               24.56%
01/01/99-05/31/99              15.75           16.72                 --           --                   6.16
                                                            --------------      -------
                                                            Total: $0.1000      $0.1186
                                                                                                      -----
                                                            Cumulative Total Return as of 5/31/99:    32.23%

Performance Summary Class C Shares



                                  Net Asset Value
                             -----------------------        Capital Gains                            Total
Period Covered               Beginning        Ending         Distributed     Dividends Paid         Return(1)
--------------               ---------        ------        --------------   --------------         ---------
10/07/98-12/31/98            $12.80           $15.73               $0.1000      $0.1031               24.57%
01/01/99-05/31/99             15.73            16.64                 --           --                   5.79
                                                            --------------      -------
                                                            Total: $0.1000      $0.1031
                                                                                                      -----
                                                             Cumulative Total Return as of 5/31/99:   31.77%

----------
(1) Figures assume reinvestment of all dividends at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

* Commencement of operations for Class A and Class C shares are October 2, 1998 and October 7, 1998, respectively. Returns for the periods of less than one year have not been annualized.

     Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the twelve months and since inception, December 31, 1997 through May 31, 1999, Class Y shares have a total return of 20.30% and 35.89%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees, or contingent deferred sales charges or ongoing distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PaineWebber S&P 500 Index Fund


Portfolio of Investments                                            May 31, 1999


  Number of
    Shares                                                             Value
-------------                                                       -----------

COMMON STOCKS--84.59%

Agriculture, Food & Beverage--3.60%
   2,300   Archer-Daniels-Midland Co. ..........................    $    34,500
   1,100   Bestfoods Co. .......................................         55,000
   1,700   Campbell Soup Co. ...................................         75,012
   1,600   Coca-Cola Enterprises, Inc. .........................         58,000
   1,900   Conagra, Inc. .......................................         49,519
     600   General Mills, Inc. .................................         48,225
   1,400   Heinz, H. J. and Co. ................................         67,638
     600   Hershey Foods Corp. .................................         32,550
   1,600   Kellogg Co. .........................................         55,500
   5,700   Pepsico, Inc. .......................................        204,131
     900   Pioneer Hi-Bred International, Inc. .................         33,750
     500   Quaker Oats Co. .....................................         33,031
   1,300   RJR Nabisco Holdings Corp. ..........................         40,219
   3,600   Sara Lee Corp. ......................................         86,400
     500   Supervalue, Inc. ....................................         12,125
   1,300   Sysco Corp. .........................................         38,594
   9,600   The Coca-Cola Co. ...................................        655,800
   2,232   Unilever N V ........................................        145,777
     500   Wrigley, Wm. Jr. Co. ................................         43,531
                                                                    -----------
                                                                      1,769,302
                                                                    -----------
Airlines--0.28%
     700   AMR Corp.* ..........................................         45,544
     500   Delta Air Lines, Inc. ...............................         28,688
   1,300   Southwest Airlines Co. ..............................         41,681
     400   US Airways Group, Inc.* .............................         19,425
                                                                    -----------
                                                                        135,338
                                                                    -----------
Alcohol--0.49%
   1,800   Anheuser-Busch Companies, Inc. ......................        131,513
     300   Brown Forman Corp. ..................................         20,006
     100   Coors Adolph Co. ....................................          4,750
   1,600   Seagram Co. Ltd. ....................................         83,100
                                                                    -----------
                                                                        239,369
                                                                    -----------
Apparel, Retail-0.49%
   2,200   Gap, Inc. ...........................................        137,637
     900   Limited, Inc. .......................................         43,988
     600   Nordstrom, Inc. .....................................         21,300
   1,300   TJX Companies, Inc. .................................         39,000
                                                                    -----------
                                                                        241,925
                                                                    -----------
Apparel, Textiles--0.20%
     300   Liz Claiborne, Inc. .................................         10,800
   1,100   Nike, Inc. ..........................................         67,031
     500   V. F. Corp. .........................................         23,000
                                                                    -----------
                                                                        100,831
                                                                    -----------

Banks--6.95%
     700   Amsouth Bancorporation ..............................         19,863
   2,900   Bank of New York Co. Inc. ...........................        103,675
   4,600   Bank One Corp. ......................................        260,187
   6,700   BankAmerica Corp. ...................................        433,406
   1,100   BankBoston Corp. ....................................         52,112
     400   Bankers Trust New York Corp. ........................         37,025


  Number of
    Shares                                                             Value
-------------                                                       -----------

Banks--(concluded)
   1,200   BB & T Corp. ........................................    $    43,800
   8,800   Citigroup, Inc. .....................................        583,000
     600   Comerica, Inc. ......................................         36,262
   1,000   Fifth Third Bancorp .................................         68,187
   3,900   First Union Corp. ...................................        179,644
   2,700   Firstar Corp. .......................................         77,794
   2,200   Fleet Financial Group, Inc. .........................         90,475
     800   Huntington Bancshares, Inc. .........................         27,700
   1,800   KeyCorp .............................................         62,550
   2,000   Mellon Bank Corp. ...................................         71,375
     600   Mercantile Bancorporation, Inc. .....................         35,062
     700   Morgan, (J.P.) & Co., Inc. ..........................         97,519
   1,300   National City Corp. .................................         86,044
     400   Northern Trust Corp. ................................         36,150
   1,200   PNC Bank Corp. ......................................         68,700
     900   Regions Financial Corp. .............................         34,088
     400   Republic New York Corp. .............................         27,175
     700   South Trust Corp. ...................................         27,256
     600   State Street Corp. ..................................         45,750
     700   Summit Bancorp, Inc. ................................         28,656
   1,200   Suntrust Banks, Inc. ................................         81,000
   1,100   Synovus Financial Corp. .............................         22,138
   3,300   The Chase Manhattan Corp. ...........................        239,250
     600   Union Planters Corp. ................................         24,788
   2,800   US Bancorp, Inc. ....................................         91,000
     800   Wachovia Corp. ......................................         70,600
   6,400   Wells Fargo and Co.* ................................        256,000
                                                                    -----------
                                                                      3,418,231
                                                                    -----------

Chemicals--2.26%
     900   Air Products & Chemicals, Inc. ......................         36,900
     300   Ashland, Inc. .......................................         12,225
     400   Avery Dennison Corp. ................................         23,950
     900   Dow Chemical Co. ....................................        109,350
   4,400   DuPont (E.I.) de Nemours & Co. ......................        287,925
     300   Eastman Chemical Co. ................................         15,188
     500   Ecolab, Inc. ........................................         21,250
     600   Engelhard Corp. .....................................         12,150
     200   FMC Corp.* ..........................................         13,238
     200   Great Lakes Chemical Corp. ..........................          9,038
     400   Hercules, Inc. ......................................         13,975
   1,000   Illinois Tool Works, Inc. ...........................         76,750
   1,600   Minnesota Mining & Manufacturing Co. ................        137,200
   2,400   Monsanto Co. ........................................         99,600
     500   Morton International, Inc. ..........................         19,500
     300   Nalco Chemical Co. ..................................         10,050
   1,400   Occidental Petroleum Corp. ..........................         29,575
     700   PPG Industries, Inc. ................................         42,481
     600   Praxair, Inc. .......................................         29,287
     700   Rohm & Haas Co. .....................................         28,087
     300   Sealed Air Corp.* ...................................         18,637
     700   Sherwin Williams Co. ................................         21,569
     700   Tenneco, Inc. .......................................         16,319
     500   Union Carbide Corp. .................................         25,656
                                                                    -----------
                                                                      1,109,900
                                                                    -----------

PaineWebber S&P 500 Index Fund


  Number of
    Shares                                                             Value
-------------                                                       -----------

COMMON STOCKS--(continued)

Computer Hardware--6.55%
   1,400   3Com Corp.* .........................................    $    38,237
     500   Apple Computer, Inc.* ...............................         22,031
     900   Ascend Communications, Inc.* ........................         83,419
     700   Cabletron Systems, Inc.* ............................         10,413
   6,200   Cisco Systems Inc.* .................................        675,800
   6,600   Compaq Computer Corp. ...............................        156,337
   9,900   Dell Computer Corp.* ................................        340,931
   2,000   EMC Corp.* ..........................................        199,250
     600   Gateway, Inc.* ......................................         36,488
   4,000   Hewlett-Packard Co. .................................        377,250
     600   Ikon Office Solutions Inc. ..........................          8,363
   7,200+  International Business Machines .....................        837,450
   1,100   Pitney Bowes, Inc. ..................................         70,125
   1,000   Seagate Technology, Inc.* ...........................         30,188
     800   Silicon Graphics, Inc.* .............................          9,900
   3,000   Sun Microsystems Inc.* ..............................        179,250
   2,600   Xerox Corp. .........................................        146,087
                                                                    -----------
                                                                      3,221,519
                                                                    -----------
Computer Software--4.13%
     200   Adobe Systems, Inc. .................................         14,825
     200   Autodesk, Inc.* .....................................          5,525
     900   BMC Software, Inc.* .................................         44,494
   2,100   Computer Associates International, Inc. .............         99,356
   1,400   Compuware Corp.* ....................................         43,487
  19,700   Microsoft Corp.* ....................................      1,589,544
   1,300   Novell, Inc.* .......................................         30,550
   5,600   Oracle Systems Corp.* ...............................        138,950
   1,100   Parametric Technology Corp.* ........................         15,263
     900   Peoplesoft, Inc.* ...................................         14,569
   1,000   Unisys Corp.* .......................................         37,937
                                                                    -----------
                                                                      2,034,500
                                                                    -----------
Construction--0.16%
     200   Armstrong World Industries, Inc. ....................         11,650
     300   Centex Corp. ........................................         11,119
     300   Fluor Corp. .........................................         11,175
   1,300   Masco Corp. .........................................         37,131
     200   Owens-Corning Fiberglass ............................          7,875
                                                                    -----------
                                                                         78,950
                                                                    -----------
Consumer Durables--0.14%
     400   Black & Decker Corp. ................................         22,775
     400   Maytag Corp. ........................................         28,225
     300   Whirlpool Corp. .....................................         19,350
                                                                    -----------
                                                                         70,350
                                                                    -----------
Defense/Aerospace--1.12%
   2,200   Allied-Signal, Inc. .................................        127,737
   3,700   Boeing Co. ..........................................        156,325
     500   General Dynamics Corp. ..............................         32,875
     300   Goodrich, B.F. Co. ..................................         12,150
   1,500   Lockheed Martin Corp. ...............................         60,656
     300   Northrop Grumman Corp. ..............................         20,250
   1,300   Raytheon Co. ........................................         88,481
     600   Textron, Inc. .......................................         53,438
                                                                    -----------
                                                                        551,912
                                                                    -----------


  Number of
    Shares                                                             Value
-------------                                                       -----------

Diversified Retail--2.50%
     900   Costco Co. Inc.* ....................................    $    65,250
   1,700   Dayton Hudson Corp. .................................        107,100
     500   Dillard Department Stores, Inc. .....................         17,563
     800   Federated Department Stores, Inc.* ..................         43,600
   1,900   K Mart Corp.* .......................................         29,212
     600   Kohls Corp.* ........................................         40,912
   1,350   May Department Stores Co. ...........................         58,472
   1,100   Penney, (J.C.), Inc. ................................         56,856
   1,500   Sears Roebuck & Co. .................................         71,719
  17,400   Wal Mart Stores, Inc. ...............................        741,675
                                                                    -----------
                                                                      1,232,359
                                                                    -----------
Drugs & Medicine--6.41%
     300   Allergan, Inc. ......................................         27,900
     400   Alza Corp.* .........................................         14,275
   5,100   American Home Products Corp. ........................        293,888
   2,000   Amgen, Inc.* ........................................        126,500
   7,700   Bristol-Myers Squibb Co. ............................        528,412
   1,100   Cardinal Health, Inc. ...............................         66,413
   4,300   Lilly, Eli & Co. ....................................        307,181
   1,100   McKesson HBOC, Inc. .................................         37,469
   9,300   Merck & Co., Inc. ...................................        627,750
   5,100   Pfizer, Inc. ........................................        545,700
   2,000   Pharmacia & Upjohn, Inc. ADR ........................        110,875
   5,700   Schering-Plough Corp. ...............................        256,856
     400   Sigma-Aldrich Corp. .................................         12,800
   3,200   Warner Lambert Co. ..................................        198,400
                                                                    -----------
                                                                      3,154,419
                                                                    -----------
Electric Utilities--1.93%
     700   AES Corp.* ..........................................         34,825
     500   Ameren Corp. ........................................         20,469
     700   American Electric Power, Inc. .......................         30,363
     600   Carolina Power & Light Co. ..........................         26,250
     800   Central & South West Corp. ..........................         20,600
     600   Cinergy Corp. .......................................         20,475
     400   CMS Energy Corp. ....................................         18,600
     900   Consolidated Edison of New York, Inc. ...............         43,706
     600   Constellation Energy Group Inc. .....................         18,713
     800   Dominion Resources, Inc. ............................         34,550
     600   DTE Energy Co. ......................................         26,138
   1,400   Duke Energy Corp. ...................................         84,437
   1,400   Edison International, Inc. ..........................         38,500
   1,000   Entergy Corp. .......................................         32,437
     900   First Energy Corp. ..................................         28,631
     700   FPL Group, Inc. .....................................         40,731
     500   General Public Utilities Corp. ......................         21,781
     500   New Century Energies  Inc. ..........................         20,219
     800   Niagara Mohawk Holdings Inc.* .......................         11,900
     600   Northern States Power Co. ...........................         15,638
   1,200   PacifiCorp ..........................................         21,825
     800   PECO Energy Co. .....................................         39,150
     600   Pennsylvania Power & Light Co. ......................         18,000
   1,500   PG&E Corp. ..........................................         50,625
     900   Public Service Enterprise Group, Inc. ...............         37,744
   1,100   Reliant Energy Inc. .................................         33,550

PaineWebber S&P 500 Index Fund


  Number of
    Shares                                                             Value
-------------                                                       -----------

COMMON STOCKS--(continued)

Electrical Utilities--(concluded)
   2,700   Southern Co. ........................................    $    76,612
   1,100   Texas Utilities Co. .................................         49,500
     800   Unicom Corp. ........................................         33,850
                                                                    -----------
                                                                        949,819
                                                                    -----------
Electrical Equipment--2.90%
   1,000   Corning, Inc. .......................................         54,625
     500   Danaher Corp. .......................................         30,219
     300   Eaton Corp. .........................................         26,156
     700   General Instrument Corp.* ...........................         27,081
     300   Harris Corp. ........................................         11,344
     500   Honeywell, Inc. .....................................         47,312
     400   ITT Industries, Inc. ................................         15,100
     300   Johnson Controls, Inc. ..............................         18,919
     400   KLA-Tencor Corp. * ..................................         18,200
  10,300   Lucent Technologies, Inc. ...........................        585,812
   2,300   Motorola, Inc. ......................................        190,469
   2,600   Nortel Networks Corp. ...............................        195,000
     300   PE Corporation ......................................         24,037
     300   Raychem Corp. .......................................         10,425
     300   Scientific-Atlanta, Inc. ............................         10,594
   1,000   Solectron Corp.* ....................................         54,750
   1,600   Tellabs, Inc.* ......................................         93,600
     700   Thermo Electron Corp.* ..............................         13,388
                                                                    -----------
                                                                      1,427,031
                                                                    -----------
Electrical Power--0.44%
     400   Cooper Industries, Inc. .............................         19,825
     200   Cummins Engine Co., Inc. ............................         10,125
   1,700   Emerson Electric Co. ................................        108,587
     400   Grainger,W.W., Inc. .................................         21,225
     200   Phelps Dodge Corp.                                            10,363
     700   Rockwell International Corp. ........................         38,631
     200   Thomas & Betts Corp. ................................          8,563
                                                                    -----------
                                                                        217,319
                                                                    -----------
Energy Reserves & Production--4.54%
     400   Amerada Hess Corp. ..................................         23,975
     500   Anadarko Petroleum Corp. ............................         18,750
     500   Apache Corp. ........................................         18,000
   1,300   Atlantic Richfield Co. ..............................        108,794
     700   Burlington Resources, Inc. ..........................         30,056
   2,500   Chevron Corp. .......................................        231,719
   9,600   Exxon Corp. .........................................        766,800
     400   Kerr-McGee Corp. ....................................         18,600
   3,000   Mobil Corp. .........................................        303,750
   1,000   Phillips Petroleum Co. ..............................         52,437
   8,400   Royal Dutch Petroleum Co. ...........................        475,125
   2,100   Texaco, Inc. ........................................        137,550
   1,000   Union Pacific Resources Group, Inc. .................         13,938
     900   Unocal Corp. ........................................         35,775
                                                                    -----------
                                                                      2,235,269
                                                                    -----------
Entertainment--0.22%
   2,400   Carnival Corp.                                                98,400
     300   King World Productions, Inc.*                                 10,013
                                                                    -----------
                                                                        108,413
                                                                    -----------


  Number of
    Shares                                                             Value
-------------                                                       -----------

Environmental Services--0.30%
     600   Browning Ferris Industries, Inc. ....................    $    24,900
   2,300   Waste Management, Inc. ..............................        121,613
                                                                    -----------
                                                                        146,513
                                                                    -----------
Financial Services--5.32%
   1,800   American Express Co. ................................        218,137
   1,050   AON Corp. ...........................................         45,150
   2,800   Associates First Capital Corp. ......................        114,800
     400   Block, H&R, Inc. ....................................         19,275
     300   Capital One Financial Corp. .........................         45,206
   3,300   Cendant Corp.* ......................................         60,844
     400   Countrywide Credit Industries, Inc. .................         16,450
     600   Equifax, Inc. .......................................         21,600
   2,600   Federal Home Loan Mortgage Corp. ....................        151,612
   4,000   Federal National Mortgage Association ...............        272,000
  12,800   General Electric Co. ................................      1,301,600
   1,900   Household International, Inc. .......................         82,413
     400   Kansas City Southern Industries, Inc. ...............         22,500
   1,000   Marsh & McLennan Companies, Inc. ....................         72,750
   3,100   MBNA Corp. ..........................................         85,638
     500   Providian Corp. .....................................         47,969
     600   SLM Holding Corp. ...................................         24,900
     200   Temple-Inland, Inc. .................................         13,400
                                                                    -----------
                                                                      2,616,244
                                                                    -----------
Food Retail--0.61%
   1,000   Albertson's, Inc. ...................................         53,500
   1,100   American Stores Co. .................................         36,300
     200   Great Atlantic & Pacific Tea, Inc. ..................          6,550
   1,600   Kroger Co.* .........................................         93,700
   1,900   Safeway Inc.* .......................................         88,350
     600   Winn Dixie Stores, Inc. .............................         21,487
                                                                    -----------
                                                                        299,887
                                                                    -----------
Forest Products, Paper--0.84%
     200   Bemis, Inc. .........................................          7,550
     200   Boise Cascade Corp. .................................          7,925
     400   Champion International Corp. ........................         20,500
     900   Fort James Corp. ....................................         32,962
     400   Georgia-Pacific Corp. ...............................         34,575
   1,645   International Paper Co. .............................         82,250
   2,100   Kimberly Clark Corp. ................................        123,244
     500   Louisiana Pacific Corp. .............................         10,125
     400   Mead Corp. ..........................................         14,950
     400   Westvaco Corp. ......................................         11,425
     800   Weyerhaeuser Co. ....................................         49,650
     400   Willamette Industries, Inc. .........................         16,950
                                                                    -----------
                                                                        412,106
                                                                    -----------
Freight, Air, Sea & Land--0.16%
   1,200   FDX Corp.* ..........................................         66,075
   1,500   Laidlaw, Inc. .......................................         10,500
                                                                    -----------
                                                                         76,575
                                                                    -----------

PaineWebber S&P 500 Index Fund


  Number of
    Shares                                                             Value
-------------                                                       -----------

COMMON STOCKS--(continued)

Gas Utility--0.14%
     300   Columbia Energy Group ...............................    $    16,050
     400   Consolidated Natural Gas Co. ........................         23,775
     200   NICOR  Inc. .........................................          7,525
     900   Sempra Energy .......................................         19,350
                                                                    -----------
                                                                         66,700
                                                                    -----------
Heavy Machinery--0.25%
     300   Case Corp. ..........................................         14,100
   1,400   Caterpillar, Inc. ...................................         76,825
     900   Deere & Co. .........................................         34,256
                                                                    -----------
                                                                        125,181
                                                                    -----------
Hotels--0.08%
     500   Harrah's Entertainment, Inc.* .......................         10,813
   1,000   Hilton Hotels Corp. .................................         13,750
     800   Mirage Resorts, Inc.* ...............................         16,400
                                                                    -----------
                                                                         40,963
                                                                    -----------
Household Products--2.14%
     300   Alberto Culver Co. ..................................          7,931
   1,000   Avon Products, Inc. .................................         49,437
     500   Clorox Co. ..........................................         50,469
   1,100   Colgate-Palmolive Co. ...............................        109,862
     700   Fortune Brands, Inc. ................................         28,613
   4,300   Gillette Co. ........................................        219,300
     400   International Flavors and Fragrances ................         16,450
     200   National Service Industries, Inc. ...................          7,363
   1,072   Newell Rubbermaid Inc. ..............................         43,416
   5,200   Procter & Gamble Co. ................................        485,550
   1,300   Ralston Purina Co. ..................................         35,425
                                                                    -----------
                                                                      1,053,816
                                                                    -----------
Industrial Parts--0.52%
     100   Briggs & Stratton Corp. .............................          6,250
     300   Crane Co. ...........................................          9,019
     900   Dover Corp. .........................................         33,919
     600   Ingersoll Rand Co. ..................................         38,212
     300   McDermott International, Inc. .......................          7,688
     500   Pall Corp. ..........................................         10,031
     400   Parker-Hannifin Corp. ...............................         17,475
     300   Snap-On, Inc. .......................................         10,856
     400   Stanley Works .......................................         13,025
   1,800   United Technologies Corp. ...........................        111,712
                                                                    -----------
                                                                        258,187
                                                                    -----------
Industrial Services/Supplies--0.01%
     300   Ryder Systems, Inc. .................................          7,200
                                                                    -----------

Information & Computer Services--2.01%
   4,000   America Online Inc.* ................................        477,500
   2,400   Automatic Data Processing, Inc. .....................         98,850
     600   Ceridian Corp.* .....................................         19,800
     600   Computer Sciences Corp.* ............................         38,812
     600   Dun & Bradstreet Corp. ..............................         21,000
   1,900   Electronic Data Systems Corp. .......................        106,875
   1,700   First Data Corp. ....................................         76,394




  Number of
    Shares                                                             Value
-------------                                                       -----------

Information & Computer Services--(concluded)
   1,200   IMS Health, Inc. ....................................    $    29,550
     500   Interpublic Group Companies, Inc. ...................         37,875
     700   Omnicom Group Inc. ..................................         49,000
     900   Paychex, Inc. .......................................         26,663
     100   Shared Medical System Corp. .........................          6,575
                                                                    -----------
                                                                        988,894
                                                                    -----------
Leisure--0.33%
     400   Brunswick Corp. .....................................          9,600
   1,300   Eastman Kodak Co. ...................................         87,913
     800   Hasbro, Inc. ........................................         22,900
   1,600   Mattel, Inc. ........................................         42,300
                                                                    -----------
                                                                        162,713
                                                                    -----------
Life Insurance--0.93%
     600   Aetna Life & Casualty Co. ...........................         54,487
   1,000   AFLAC Incorporated ..................................         51,000
   1,000   American General Corp. ..............................         72,250
     800   CIGNA Corp. .........................................         74,600
   1,200   Conseco Inc. ........................................         36,675
     400   Jefferson-Pilot Corp. ...............................         27,075
     400   Lincoln National Corp. ..............................         40,700
     500   Provident Cos, Inc. .................................         19,531
     500   Torchmark, Inc. .....................................         16,688
     500   Transamerica Corp. ..................................         36,688
     500   UNUM Corp. ..........................................         26,906
                                                                    -----------
                                                                        456,600
                                                                    -----------
Long Distance & Phone Companies--6.64%
   4,300   Ameritech Corp. .....................................        282,994
  12,300   AT&T Corp. ..........................................        682,650
   6,100   Bell Atlantic Corp. .................................        333,975
   7,600   BellSouth Corp. .....................................        358,625
     600   Centurytel Inc. .....................................         22,988
     700   Frontier Corp. ......................................         36,837
   3,800   GTE Corp. ...........................................        239,637
   7,200   MCI WorldCom Inc.* ..................................        621,900
   7,600   SBC Communications,  Inc. ...........................        388,550
   1,700   Sprint Corp. ........................................        191,675
   2,000   U.S. West, Inc. .....................................        108,125
                                                                    -----------
                                                                      3,267,956
                                                                    -----------
Media--2.43%
   2,800   CBS Corp.* ..........................................        116,900
   1,200   Clear Channel Communications* .......................         79,275
   2,900   Comcast Corp., Class A ..............................        111,650
   8,000   Disney, Walt Co. ....................................        233,000
   2,400   Mediaone Group, Inc.* ...............................        177,300
     200   Meredith Corp. ......................................          6,987
   4,800   Time Warner, Inc. ...................................        326,700
     500   Tribune Co. .........................................         39,469
   2,700   Viacom, Inc., Class B* ..............................        103,950
                                                                    -----------
                                                                      1,195,231
                                                                    -----------
Medical Products--3.01%
   5,900   Abbott Laboratories .................................        266,606
     200   Bard, C.R., Inc. ....................................          9,138

PaineWebber S&P 500 Index Fund


  Number of
    Shares                                                             Value
-------------                                                       -----------

COMMON STOCKS--(continued)

Medical Products--(concluded)
     200   Bausch & Lomb, Inc. .................................    $    15,275
   1,100   Baxter International, Inc. ..........................         71,019
   1,000   Becton, Dickinson & Co. .............................         38,750
     400   Biomet, Inc. ........................................         15,975
   1,500   Boston Scientific Corp.* ............................         56,906
   1,200   Guidant Corp.* ......................................         60,000
   5,200   Johnson & Johnson ...................................        481,650
     300   Mallinckrodt Group, Inc. ............................         10,387
   2,300   Medtronic, Inc. .....................................        163,300
     400   St. Jude Medical, Inc.* .............................         13,525
   3,200   Tyco International Ltd. .............................        279,600
                                                                    -----------
                                                                      1,482,131
                                                                    -----------
Medical Providers--0.40%
   2,500   Columbia/HCA Healthcare Corp. .......................         58,906
     500   HCR Manor Care, Inc.* ...............................         13,375
   1,700   HEALTHSOUTH Corp.* ..................................         22,738
     700   Humana, Inc.* .......................................          8,794
     132   Lifepoint Hospitals, Inc. ...........................          1,316
   1,100   Service Corp. International .........................         21,106
   1,200   Tenet Healthcare Corp.* .............................         29,400
     132   Triad Hospitals, Inc. ...............................          1,332
     700   United Healthcare Corp. .............................         40,775
                                                                    -----------
                                                                        197,742
                                                                    -----------
Mining & Metals--0.44%
     900   Alcan Aluminum Ltd. .................................         25,200
   1,400   Alcoa, Inc. .........................................         77,000
     800   Allegheny Teldyne, Inc. .............................         16,350
     100   Ball Corp ...........................................          4,869
     500   Crown Cork & Seal, Inc. .............................         15,688
     800   Inco Ltd. ...........................................         11,400
     400   Nucor Corp. .........................................         19,975
     600   Owens Illinois, Inc.* ...............................         18,300
     300   Reynolds Metals Co. .................................         15,956
     400   USX-U.S. Steel Group, Inc. ..........................         10,775
                                                                    -----------
                                                                        215,513
                                                                    -----------
Motor Vehicles--1.30%
     300   Cooper Tire & Rubber Co. ............................          7,125
     700   DANA Corp. ..........................................         36,137
   2,147   Delphi Automotive Systems Corp. .....................         42,141
   4,700   Ford Motor Co. ......................................        268,194
   2,500   General Motors Corp. ................................        172,500
     700   Genuine Parts Co. ...................................         23,581
     600   Goodyear Tire & Rubber Co. ..........................         35,813
     300   Navistar International Corp.* .......................         14,813
     300   PACCAR, Inc. ........................................         16,894
     500   TRW, Inc. ...........................................         25,031
                                                                    -----------
                                                                        642,229
                                                                    -----------
Oil Refining--0.57%
     800   Coastal Corp. .......................................         30,850
   1,400   Enron Corp. .........................................         99,925
     400   Sonat, Inc. .........................................         14,175
     400   Sunoco, Inc. ........................................         12,175



  Number of
    Shares                                                             Value
-------------                                                       -----------

Oil Refining--(concluded)
   1,200   USX-Marathon Group ..................................    $    35,925
   1,700   Williams Companies, Inc. ............................         88,081
                                                                    -----------
                                                                        281,131
                                                                    -----------
Oil Services--0.49%
   1,300   Baker Hughes, Inc. ..................................         40,462
   1,800   Halliburton Co. .....................................         74,475
   2,100   Schlumberger Ltd. ...................................        126,394
                                                                    -----------
                                                                        241,331
                                                                    -----------
Other Insurance--1.98%
   3,200   Allstate Corp. ......................................        116,600
   4,800   American International Group Inc. ...................        548,700
     600   Chubb Corp. .........................................         42,038
     600   Cincinnati Financial Corp. ..........................         24,713
     900   Hartford Financial Services Group, Inc. .............         56,925
     500   Loews Corp. .........................................         40,656
     400   MBIA Inc. ...........................................         27,325
     400   MGIC Investment Corp. ...............................         19,250
     500   SAFECO Corp. ........................................         21,969
     900   St. Paul Companies, Inc. ............................         32,006
     300   The Progressive Corp. ...............................         42,112
                                                                    -----------
                                                                        972,294
                                                                    -----------
Precious Metals--0.15%
   1,500   Barrick Gold Corp. ..................................         25,875
     700   Freeport-McMoran Copper & Gold, Inc.* ...............          9,887
   1,100   Homestake Mining Co. ................................          8,594
     700   Newmont Mining Corp. ................................         12,469
   1,400   Placer Dome, Inc. ...................................         15,575
                                                                    -----------
                                                                         72,400
                                                                    -----------
Publishing--0.51%
     300   American Greetings Corp., Class A ...................          8,588
     300   Deluxe Corp. ........................................         10,819
     500   Donnelley, R.R. & Sons Co. ..........................         18,125
     400   Dow Jones & Co., Inc. ...............................         21,000
   1,100   Gannett, Inc. .......................................         79,475
     300   Harcourt General, Inc. ..............................         14,756
     300   Knight Ridder, Inc. .................................         15,806
     800   McGraw-Hill Companies, Inc. .........................         41,500
     700   New York Times Co., Class A .........................         23,888
     300   Times Mirror Co. ....................................         17,681
                                                                    -----------
                                                                        251,638
                                                                    -----------
Railroads--0.41%
   1,800   Burlington Northern Santa Fe, Inc. ..................         55,800
     900   CSX Corp. ...........................................         42,244
   1,500   Norfolk Southern Corp. ..............................         49,125
   1,000   Union Pacific Corp. .................................         57,062
                                                                    -----------
                                                                        204,231
                                                                    -----------
Restaurants--0.60%
     500   Darden Restaurants, Inc. ............................         10,656
     900   Marriott International, Inc. ........................         34,256
   5,300   McDonalds Corp. .....................................        204,050
     600   Tricon Global Restaurants, Inc.* ....................         34,950
     500   Wendy's International, Inc. .........................         13,625
                                                                    -----------
                                                                        297,537
                                                                    -----------

PaineWebber S&P 500 Index Fund


  Number of
    Shares                                                             Value
-------------                                                       -----------

COMMON STOCKS--(concluded)

Securities & Asset Management--1.19%
     400   Bear Stearns Co., Inc. ..............................    $    17,750
   1,600   Charles Schwab Corp. ................................        169,300
   1,000   Franklin Resources, Inc. ............................         43,500
     500   Lehman Brothers Holdings, Inc. ......................         27,312
   1,400   Merrill Lynch & Co., Inc. ...........................        117,600
   2,200   Morgan Stanley Dean Witter & Co. ....................        212,300
                                                                    -----------
                                                                        587,762
                                                                    -----------
Semiconductor--2.09%
     600   Advanced Micro Devices, Inc.* .......................         11,100
   1,400   Applied Materials, Inc.* ............................         76,912
  13,000   Intel Corp. .........................................        702,812
     600   LSI Logic Corp.* ....................................         22,238
   1,000   Micron Technology, Inc.* ............................         37,938
     700   National Semiconductor Corp.* .......................         13,563
   1,500   Texas Instruments, Inc. .............................        164,062
                                                                    -----------
                                                                      1,028,625
                                                                    -----------
Specialty Retail--1.57%
     600   Autozone, Inc.* .....................................         17,363
     400   Circuit City Stores, Inc. ...........................         28,725
     400   Consolidated Stores Corp.* ..........................         13,750
   1,500   CVS Corp. ...........................................         69,000
     875   Dollar General Corp. ................................         23,242
   5,700   Home Depot, Inc. ....................................        324,187
   1,400   Lowe's Companies, Inc. ..............................         72,712
   1,000   Rite Aid Corp. ......................................         25,000




  Number of
    Shares                                                             Value
-------------                                                       -----------

Specialty Retail--(concluded)
   1,800   Staples, Inc.* ......................................    $    51,750
     400   Tandy Corp. .........................................         33,000
   1,000   Toys R Us, Inc.* ....................................         23,063
   3,900   Walgreen Co. ........................................         90,675
                                                                    -----------
                                                                        772,467
                                                                    -----------
Thrift--0.22%
     200   Golden West Financial Corp. .........................         18,975
   2,300   Washington Mutual, Inc. .............................         87,831
                                                                    -----------
                                                                        106,806
                                                                    -----------
Tobacco--0.79%
   9,500   Philip Morris Co. Inc. ..............................        366,344
     700   UST, Inc. ...........................................         21,350
                                                                    -----------
                                                                        387,694
                                                                    -----------
Wireless Telecommunications--0.85%
   2,200   Airtouch Communications, Inc.* ......................        221,100
   1,100   Alltel Corp. ........................................         78,856
   1,100   Nextel Communications, Inc.* ........................         40,563
   1,700   Sprint Corp.* .......................................         76,500
                                                                    -----------
                                                                        417,019
                                                                    -----------
Total Common Stocks (cost--$37,390,717) ........................     41,630,072
                                                                    -----------


Principal
 Amount                                                                Maturity       Interest
  (000)                                                                  Date           Rate
---------                                                              --------       --------
Short Term Investments--15.12%
 $ 7,440   Federal National Mortgage Association Discount Notes
           (cost--$7,440,000) ....................................     06/01/99         4.720%         7,440,000
                                                                                                     -----------
Total Investments (cost--$44,830,717)--99.71% ....................                                    49,070,072
Other assets in excess of liabilities--0.29% .....................                                       143,862
                                                                                                     -----------
Net Assets--100.00% ..............................................                                   $49,213,934
                                                                                                     ===========

----------
* Non-income producing security
= A portion of principal amount pledged as collateral for open futures contracts



FUTURES CONTRACTS

  Number of                                                                          Expiration       Unrealized
  Contracts                                                                             Date         Depreciation
  ---------                                                                          ----------      ------------
            Long Contracts
            ---------------
      9     S&P 500 Index Futures                                                      Jun-99        $  (102,175)
     70     S&P 500 E-Mini Futures                                                     Jun-99           (187,638)
                                                                                                     -----------
                                                                                                     $  (289,813)
                                                                                                     ===========

                 See accompanying notes to financial statements

PaineWebber S&P 500 Index Fund


Statement of Assets and Liabilities                                                               May 31, 1999
Assets
Investments in securities, at value (cost--$44,830,717) ........................................   $49,070,072
Cash ...........................................................................................         2,556
Receivable for investments sold ................................................................        32,438
Receivable from affiliate ......................................................................         6,918
Dividends receivable ...........................................................................        72,975
Receivable for shares of beneficial interest sold ..............................................       179,541
Variation margin receivable ....................................................................        64,400
Deferred organizational expenses ...............................................................        85,277
Other assets ...................................................................................        64,508
                                                                                                   -----------
Total assets ...................................................................................    49,578,685
                                                                                                   -----------
Liabilities
Payable for investments purchased ..............................................................       228,257
Payable for shares of beneficial interest repurchased ..........................................        60,204
Accrued expenses and other liabilities .........................................................        76,290
                                                                                                   -----------
Total liabilities ..............................................................................       364,751
                                                                                                   -----------

Net assets
Beneficial interest--$0.001 par value (unlimited amount authorized) ............................    44,417,688
Undistributed net investment income ............................................................       114,767
Accumulated net realized gains from investment and futures transactions ........................       731,937
Net unrealized appreciation of investments and futures .........................................     3,949,542
                                                                                                   -----------
Net assets .....................................................................................   $49,213,934
                                                                                                   ===========
Class A:
Net assets .....................................................................................   $18,920,365
                                                                                                   -----------
Shares outstanding .............................................................................     1,131,925
                                                                                                   -----------
Net asset value and redemption value per share .................................................        $16.72
                                                                                                        ======
Maximum offering price per share (net asset value plus sales charge of 2.50% of
  offering price) ..............................................................................        $17.15
                                                                                                        ======

Class C:
Net assets .....................................................................................   $23,813,258
                                                                                                   -----------
Shares outstanding .............................................................................     1,430,884
                                                                                                   -----------
Net asset value and offering price per share ...................................................        $16.64
                                                                                                        ======

Class Y:
Net assets .....................................................................................   $ 6,480,311
                                                                                                   -----------
Shares outstanding .............................................................................       387,200
                                                                                                   -----------
Net asset value, offering price and redemption value per share .................................        $16.74
                                                                                                        ======

                See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND

STATEMENT OF OPERATIONS

                                                                                    For the Year
                                                                                       Ended
                                                                                    May 31, 1999
                                                                                    ------------
Investment income:
Dividends and interest (net of foreign withholding tax of $4,868) ..............    $  365,688
                                                                                    ----------
Expenses:
Investment advisory and administration .........................................        49,416
Service fees--Class A ..........................................................        19,281
Service and distribution fees--Class C .........................................        73,122
Federal and state registration .................................................        76,051
Legal and audit ................................................................        62,846
Reports and notices to shareholders ............................................        42,870
Custody and accounting .........................................................        15,299
Amortization of organizational expense .........................................        15,053
Transfer agency ................................................................        13,500
Trustees' fees .................................................................        10,500
Other expenses .................................................................        24,371
                                                                                    ----------
                                                                                       402,309
Less: Fee waivers and expense reimbursements from adviser ......................      (226,868)
                                                                                    ----------

Net expenses ...................................................................       175,441
                                                                                    ----------
Net investment income ..........................................................       190,247
                                                                                    ----------

Realized and unrealized gains (losses) from investment activities:

Net realized gains from:
   Investment transactions .....................................................     1,092,486
   Futures contracts ...........................................................         3,945

Net change in unrealized appreciation/depreciation of:
   Investments .................................................................     3,033,517
   Futures .....................................................................      (289,813)
                                                                                    ----------

Net realized and unrealized gains from investment activities ...................     3,840,135
                                                                                    ----------
Net increase in net assets resulting from operations ...........................    $4,030,382
                                                                                    ==========

                 See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  For the Period
                                                                                   For the Year    December 31,
                                                                                       Ended       1997+ through
                                                                                   May 31, 1999    May 31, 1998
                                                                                   ------------    ------------
From operations:
Net investment income ..........................................................   $    190,247    $     59,019
Net realized gains from investment and futures transactions ....................      1,096,431          19,970
Net change in unrealized appreciation/depreciation of investments and futures         2,743,704       1,205,838
                                                                                   ------------    ------------
Net increase in net assets resulting from operations ...........................      4,030,382       1,284,827
                                                                                   ------------    ------------

Dividends and distributions to shareholders from:
Net investment income--Class A .................................................        (73,805)           --
Net investment income--Class C .................................................        (25,116)           --
Net investment income--Class Y .................................................        (49,729)           --
Net realized gains from investment transactions--Class A .......................        (62,231)           --
Net realized gains from investment transactions--Class C .......................        (24,361)           --
Net realized gains from investment transactions--Class Y .......................        (41,894)           --
                                                                                   ------------    ------------
Total dividends and distributions to shareholders ..............................       (277,136)           --
                                                                                   ------------    ------------

From beneficial interest transactions:
Net proceeds from the sale of shares ...........................................     54,058,949      12,314,605
Cost of shares repurchased .....................................................    (22,528,886)        (18,384)
Proceeds from dividends reinvested .............................................        249,577            --
                                                                                   ------------    ------------
Net increase in net assets from beneficial interest transactions ...............     31,779,640      12,296,221
                                                                                   ------------    ------------

Net increase in net assets .....................................................     35,532,886      13,581,048

Net assets:
Beginning of period ............................................................     13,681,048         100,000
                                                                                   ------------    ------------
End of period (including undistributed net investment income
   of $114,767 and $59,019, respectively) ......................................   $ 49,213,934    $ 13,681,048
                                                                                   ============    ============

----------
+  Commencement of operations

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber S&P 500 Index Fund (the "Fund")is a series of PaineWebber Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations. Prior to the commencement of operations on December 31, 1997, the Fund had no activity other than the sale of 4,000 Class X (formerly Class A) shares and 4,000 Class Y shares for $100,000 on October 6, 1997 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser, administrator and distributor, and a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber").

   Currently, the Fund offers Class A, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service charges and certain transfer agency expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt securities with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

NOTES TO FINANCIAL STATEMENTS


   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin" are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts as an alternative to investing directly in the underlying securities or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not permit full control of these risks at all times.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. For the year ended May 31, 1999, Mitchell Hutchins has voluntarily undertaken to waive all advisory fees and reimburse a portion of other expenses.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class C and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C.

   Mitchell Hutchins also receives the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class C shares. Mitchell Hutchins has informed the Fund that for the year ended May 31, 1999, it earned $78,684 in sales charges.

TRANSFER AGENCY SERVICE FEES

    PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the year ended May 31, 1999, PaineWebber received from PFPC, Inc., not the Fund, approximately 42% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

NOTES TO FINANCIAL STATEMENTS


SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. During the year ended May 31, 1999, the Fund did not lend securities.

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended May 31, 1999, the Fund did not borrow under the Facility.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at May 31, 1999 was $45,762,925. At May 31, 1999, the components of net unrealized appreciation of investments (excluding futures contracts) were as follows:

      Gross appreciation (investments having an
         excess of value over cost) ......................   $ 4,506,906
      Gross depreciation (investments having an
         excess of cost over value) ......................    (1,199,759)
      Net unrealized appreciation of investments .........   $ 3,307,147


   For the year ended May 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

      Purchases ..........................................   $ 39,247,926
      Sales ..............................................   $ 15,143,044

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   To reflect reclassifications arising from permanent "book/tax" differences for the year ended May 31, 1999, undistributed net investment income was increased by $14,151, accumulated net realized gains/losses was decreased by $255,978 and capital stock was increased by $241,827.

NOTES TO FINANCIAL STATEMENTS


BENEFICIAL INTEREST

   There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                        Class A*                    Class C**
                                              --------------------------    --------------------------
                                                Shares         Amount         Shares         Amount
                                              ----------    ------------    ----------    ------------
For the year ended May 31, 1999:
Shares sold ...............................    1,409,840    $ 21,361,104     1,620,838    $ 25,846,090
Shares repurchased ........................     (285,423)       (193,103)   (3,095,455)        (28,956

Dividends reinvested ......................        7,508         111,868         3,149          46,857
Shares converted from Class X to Class Y            --              --            --              --

                                              ----------    ------------    ----------    ------------
Net increase (decrease) ...................    1,131,925    $ 16,958,230     1,430,884    $ 22,797,492
                                              ==========    ============    ==========    ============


                                                     Class X***                   Class Y
                                              -----------------------    --------------------------
                                               Shares       Amount         Shares         Amount
                                              --------    -----------    -----------    -----------
For the year ended May 31, 1999:

Shares sold ...............................    171,810    $ 2,361,185        295,702    $ 4,490,570
Shares repurchased ........................    (28,956)      (398,536)    (1,026,540)   (14,520,153)

Dividends reinvested ......................       --             --            6,097         90,852
Shares converted from Class X to Class Y      (198,767)    (2,627,695)       198,616      2,627,695

                                              --------    -----------    -----------    -----------
Net increase (decrease) ...................    (55,913)   $  (665,046)      (526,125)   $(7,311,036)
                                              ========    ===========    ===========    ===========

For the period December 31, 1997+ through May 31, 1998:

Shares sold ...............................     51,913       $725,507        910,607    $11,589,098
Shares repurchased ........................       --             --           (1,282)       (18,384)
                                              --------    -----------    -----------    -----------
Net increase ..............................     51,913       $725,507        909,325    $11,570,714
                                              ========    ===========    ===========    ===========

----------
*   Commencement of issuance of shares--October 2, 1998
**  Commencement of issuance of shares--October 7, 1998
*** Shares of former Class A were renamed Class X and then converted into
    Class Y on September 30, 1998.
+   Commencement of operations

PAINEWEBBER S&P 500 INDEX FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                        Class A     Class C              Class X                   Class Y
                                                        -------     -------    ---------------------------  ----------------------
                                                        For the     For the       For the       For the                  For the
                                                        Period      Period        Period        Period                   Period
                                                      October 2,   October 7,  June 1, 1998   December 31,  For the    December 31,
                                                         1998+       1998+        through        1997+       Year         1997+
                                                        through     through    September 30,    through      Ended       through
                                                        May 31,     May 31,       1998++        May 31,     May 31,      May 31,
                                                         1999        1999       (unaudited)      1998        1999         1998
                                                        -------     -------       -------      --------     -------      -------
Net asset value, beginning of period ................   $ 12.83     $ 12.80       $ 14.11      $  12.50     $ 14.12      $ 12.50
                                                        -------     -------       -------      --------     -------      -------
Net investment income ...............................      0.08*       0.02*         0.05*         0.03        0.16*        0.06
Net realized and unrealized gains (losses) from
 investments and futures ............................      4.03*       4.02*        (0.94)*        1.58        2.68*        1.56
                                                        -------     -------       -------      --------     -------      -------
Net increase (decrease) from investment operations ..      4.11        4.04         (0.89)         1.61        2.84         1.62
                                                        -------     -------       -------      --------     -------      -------
Dividends from net investment income ................     (0.12)      (0.10)           --            --      (0.12)           --
Distributions from net realized gains from
 investment transactions ............................     (0.10)      (0.10)           --            --      (0.10)           --
                                                        -------     -------       -------      --------     -------      -------
Total dividends and distributions to shareholders ...     (0.22)      (0.20)           --            --      (0.22)           --
                                                        -------     -------       -------      --------     -------      -------
Net asset value, end of period ......................   $ 16.72     $ 16.64       $ 13.22      $  14.11     $ 16.74      $ 14.12
                                                        =======     =======       =======      ========     =======      =======
Total investment return (1) .........................     32.23%      31.77%        (6.31)%       12.88%      20.30%       12.96%
                                                        =======     =======       =======      ========     =======      =======

Ratios/Supplemental Data:

Net assets, end of period (000's) ...................   $18,920     $23,813       $   0        $    789     $ 6,480      $12,892
Expenses to average net assets net of waivers and
 reimbursements from adviser ........................      0.60%**     1.35%*        0.40%*        0.40%**     0.35%        0.35%**
Expenses to average net assets before waivers and
 reimbursements from adviser ........................      1.52%**     2.24%*        1.29%**       2.25%**     1.29%        2.22%**
Net investment income to average net assets net
 of waivers and reimbursements from adviser .........      0.87%**     0.17%*        1.19%**       1.26%**     1.12%        1.41%**
Net investment income (loss) to average net assets
 before waivers and reimbursements from adviser .....     (0.06)%**   (0.73)%**      0.29%**      (0.60)%**    0.18        (0.46)%**
Portfolio turnover rate .............................        62%         62%           73%            1%         62%           1%

----------
*  Calculated using average daily shares outstanding for the period

** Annualized

+  Commencement of issuance of shares

++ Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for the periods of less than one year has not been annualized.

PAINEWEBBER S&P 500 INDEX FUND


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
PaineWebber S&P 500 Index Fund

   We have audited the accompanying statement of assets and liabilities of the PaineWebber S&P 500 Index Fund (the "Fund"), including the portfolio of investments, as of May 31, 1999, and the related statement of operations for the year ended May 31, 1999, and the statements of changes in net assets and the financial highlights for the year ended May 31, 1999 and for the period December 31, 1997 through May 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at May 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at May 31, 1999, the results of its operations for the year May 31, 1999, and changes in net assets and financial highlights for the year ended May 31, 1999 and for the period December 31, 1997 through May 31, 1998, in conformity with generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP
                                                 ---------------------

New York, New York
July 22, 1999

PAINEWEBBER S&P 500 INDEX FUND


TAX INFORMATION (unaudited)

   We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (May 31, 1999) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

                                                   Class A    Class C    Class Y
                                                   -------    -------    -------
Per Share Data:
---------------
Net investment  income* .........................  $ 0.12     $ 0.10     $ 0.12
Short-term capital gains* .......................  $ 0.10     $ 0.10     $ 0.10

Percentage of ordinary income dividends
 qualifying for the dividends received
 deduction available to corporate shareholders ..   11.98%     11.98%     11.98%

----------
*  Taxable as ordinary income

   Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

   Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

================================================================================

TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms

PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

T. Kirkham Barneby
Vice President


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

===
PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS
o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

STOCK FUNDS
o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Mid Cap Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Tax-Managed Equity Fund
o  Utility Income Fund

ASSET ALLOCATION FUNDS
o  Balanced Fund
o  Tactical Allocation Fund

GLOBAL FUNDS
o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
o  Aggressive Portfolio
o  Moderate Portfolio
o  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

           [PaineWebber Logo]
(Copyright) 1999 PaineWebber Incorporated
              Member SIPC


[PaineWebber Logo]

==============================================

S&P 500

INDEX

FUND

                                 Annual Report

             MAY 31, 1999